T. ROWE PRICE New York Tax-Free Bond Fund
November 30, 2021 (Unaudited)

Portfolio of Investments
‡
Par $ Value
(Amounts in 000s)
‡
MUNICIPAL SECURITIES 99.7%
ALASKA 0.5%
Valdez, Exxon Pipeline Project, Series A, VRDN, 0.02%, 12/1/33  2,490 2,490
2,490
NEW YORK 95.9%
Albany County Airport Auth., 4.00%, 12/15/44  700 813
Albany County Airport Auth., Series A, 5.00%, 12/15/30  540 707
Albany County Airport Auth., Series B, 5.00%, 12/15/24 (1) 1,000 1,130
Albany County Airport Auth., Series B, 5.00%, 12/15/25 (1) 1,000 1,165
Albany County Airport Auth., Series B, 5.00%, 12/15/26 (1) 1,000 1,199
Battery Park City Auth., Senior, 4.00%, 11/1/44  1,280 1,517
Brooklyn Arena Local Dev., Series A, 4.00%, 7/15/31 (2) 750 846
Brooklyn Arena Local Dev., Series A, 4.00%, 7/15/33 (2) 650 731
Brooklyn Arena Local Dev., Series A, 4.00%, 7/15/34 (2) 500 561
Brooklyn Arena Local Dev., Series A, 4.00%, 7/15/35 (2) 500 560
Brooklyn Arena Local Dev., Series A, 5.00%, 7/15/42  2,200 2,540
Broome County Local Dev., Good Shepherd Village at Endwell,
4.00%, 7/1/41 (3) 1,000 1,114
Broome County Local Dev., Good Shepherd Village at Endwell,
4.00%, 1/1/47 (3) 1,160 1,282
Broome County Local Dev., United Health Services Hosp., 4.00%,
4/1/50 (2) 3,500 3,991
Buffalo Municipal Water Fin. Auth., Series A, 5.00%, 7/1/43 (2) 600 699
Buffalo Municipal Water Fin. Auth., Series A, 5.00%, 7/1/48 (2) 1,700 1,968
Build New York City Resource, Academic Leadership Charter
School Project, 4.00%, 6/15/22  100 102
Build New York City Resource, Academic Leadership Charter
School Project, 4.00%, 6/15/31  100 114
Build New York City Resource, Academic Leadership Charter
School Project, 4.00%, 6/15/36  400 454
Build New York City Resource, Children's Aid Society Project,
4.00%, 7/1/44  450 519
Build New York City Resource, Children's Aid Society Project,
4.00%, 7/1/49  1,700 1,949
Build New York City Resource, Friends of Hellenic Classical,
Series A, 5.00%, 12/1/51 (4) 1,620 1,844
Build New York City Resource, Friends of Hellenic Classical,
Series A, 5.00%, 12/1/55 (4) 1,000 1,131
Build New York City Resource, Inwood Academy Leadership
Charter School, Series A, 5.125%, 5/1/38 (4) 600 690
Build New York City Resource, Inwood Academy Leadership
Charter School, Series A, 5.50%, 5/1/48 (4) 650 752
Build New York City Resource, New World Preparatory Charter
School Project, Series A, 4.00%, 6/15/31  200 222

T. ROWE PRICE New York Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Build New York City Resource, New World Preparatory Charter
School Project, Series A, 4.00%, 6/15/51  500 540
Build New York City Resource, New World Preparatory Charter
School Project, Series A, 4.00%, 6/15/56  1,350 1,452
Build New York City Resource, Pratt Paper, 4.50%, 1/1/25 (1)(4) 720 766
Build New York City Resource, Pratt Paper, 5.00%, 1/1/35 (1)(4) 1,500 1,665
Build New York City Resource, Richmond Preparatory Charter
School Project, Series A, 5.00%, 6/1/56 (4) 1,250 1,395
Build New York City Resource, YMCA of Greater New York, 5.00%,
8/1/32 (Prerefunded 8/1/22) (5) 1,000 1,032
Build New York City Resource, YMCA of Greater New York, 5.00%,
8/1/42 (Prerefunded 8/1/22) (5) 2,000 2,064
Dormitory Auth. of the State of New York, Series A, 4.00%, 7/1/50  2,325 2,704
Dormitory Auth. of the State of New York, Series A, 5.00%,
10/1/33  3,375 4,122
Dormitory Auth. of the State of New York, Series A, 5.00%, 7/1/40  1,000 1,246
Dormitory Auth. of the State of New York, Series A, 5.00%, 7/1/41  2,725 3,217
Dormitory Auth. of the State of New York, Series A, 5.00%, 7/1/48  900 1,110
Dormitory Auth. of the State of New York, Series D, 4.00%,
2/15/39  2,000 2,359
Dormitory Auth. of the State of New York, Columbia Univ.,
Series B, 5.00%, 10/1/38  1,325 1,651
Dormitory Auth. of the State of New York, Culinary Institute of
America, 5.00%, 7/1/28  500 514
Dormitory Auth. of the State of New York, Culinary Institute of
America, 5.00%, 7/1/34  360 370
Dormitory Auth. of the State of New York, Culinary Institute of
America, 5.00%, 7/1/42  450 462
Dormitory Auth. of the State of New York, Fordham Univ., 4.00%,
7/1/50  3,360 3,876
Dormitory Auth. of the State of New York, Fordham Univ., 5.00%,
7/1/44  2,055 2,273
Dormitory Auth. of the State of New York, Garnet Health Medical
Center, 5.00%, 12/1/33 (4) 1,000 1,192
Dormitory Auth. of the State of New York, Garnet Health Medical
Center, 5.00%, 12/1/37 (4) 2,000 2,371
Dormitory Auth. of the State of New York, Maimondes Medical
Center, 4.00%, 8/1/33  375 436
Dormitory Auth. of the State of New York, Maimondes Medical
Center, 4.00%, 8/1/34  325 377
Dormitory Auth. of the State of New York, Maimondes Medical
Center, 4.00%, 8/1/35  375 435
Dormitory Auth. of the State of New York, Maimondes Medical
Center, 4.00%, 2/1/36  615 712
Dormitory Auth. of the State of New York, Maimondes Medical
Center, 4.00%, 8/1/36  325 377

T. ROWE PRICE New York Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Dormitory Auth. of the State of New York, Maimondes Medical
Center, 4.00%, 2/1/37  285 330
Dormitory Auth. of the State of New York, Memorial Sloan-
Kettering Cancer Center, Series 1, 4.00%, 7/1/38  2,000 2,391
Dormitory Auth. of the State of New York, Memorial Sloan-
Kettering Cancer Center, Series 1, 5.00%, 7/1/42  2,970 3,597
Dormitory Auth. of the State of New York, Montefiore Obligation
Group, Series A, 4.00%, 9/1/45  1,000 1,143
Dormitory Auth. of the State of New York, Montefiore Obligation
Group, Series A, 4.00%, 9/1/50  3,265 3,714
Dormitory Auth. of the State of New York, Montefiore Obligation
Group, Series A, 5.00%, 8/1/32  1,170 1,429
Dormitory Auth. of the State of New York, Montefiore Obligation
Group, Series A, 5.00%, 8/1/34  2,000 2,436
Dormitory Auth. of the State of New York, Mount Sinai School of
Medicine, Series A, 5.15%, 7/1/24 (6) 1,160 1,245
Dormitory Auth. of the State of New York, New York Univ., Series A,
4.00%, 7/1/41  1,500 1,673
Dormitory Auth. of the State of New York, New York Univ., Series A,
4.00%, 7/1/46  3,050 3,639
Dormitory Auth. of the State of New York, New York Univ., Series A,
5.00%, 7/1/38  2,000 2,436
Dormitory Auth. of the State of New York, New York Univ., Series A,
5.00%, 7/1/39  2,230 2,625
Dormitory Auth. of the State of New York, New York Univ., Series B,
5.00%, 7/1/45 (Prerefunded 7/1/25) (5) 3,000 3,479
Dormitory Auth. of the State of New York, North Shore-Long Island
Jewish Obligated Group, Series A, 5.00%, 5/1/36  2,000 2,271
Dormitory Auth. of the State of New York, Pace Univ., Series A,
5.00%, 5/1/38  500 526
Dormitory Auth. of the State of New York, Pratt Institute, 5.00%,
7/1/46  1,000 1,175
Dormitory Auth. of the State of New York, Rockefeller Univ.,
Series A, 5.00%, 7/1/37  1,360 1,397
Dormitory Auth. of the State of New York, Rockefeller Univ.,
Series C, 4.00%, 7/1/49  3,500 4,128
Dormitory Auth. of the State of New York, Saint John's Univ.,
Series A, 5.00%, 7/1/44  2,310 2,440
Dormitory Auth. of the State of New York, Saint John's Univ.,
Series B, 5.00%, 7/1/30 (Prerefunded 7/1/22) (5) 5 5
Dormitory Auth. of the State of New York, Saint John's Univ.,
Series C, 5.25%, 7/1/25 (6) 2,000 2,327
Dormitory Auth. of the State of New York, Saint John's Univ.,
Unrefunded Balance, Series B, 5.00%, 7/1/30  1,300 1,330
Dormitory Auth. of the State of New York, Saint Joseph's College,
4.00%, 7/1/40  400 452

T. ROWE PRICE New York Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Dormitory Auth. of the State of New York, Saint Joseph's College,
5.00%, 7/1/51  740 889
Dormitory Auth. of the State of New York, School Dist., Series A,
5.00%, 10/1/34  2,800 3,417
Dormitory Auth. of the State of New York, School Dist.,
(Unrefunded), Series A, 5.00%, 10/1/25  55 55
Dormitory Auth. of the State of New York, School Dist., Unrefunded
Balance, Series A, 5.00%, 10/1/26  35 35
Dormitory Auth. of the State of New York, State Income Tax,
Series A, 5.00%, 6/15/31  3,805 3,991
Dormitory Auth. of the State of New York, State Univ., 5.00%,
5/15/27  1,000 1,022
Dormitory Auth. of the State of New York, State Univ., 5.00%,
5/15/30  1,500 1,533
Dormitory Auth. of the State of New York, State Univ., Series A,
5.00%, 7/1/42  980 1,186
Dormitory Auth. of the State of New York, State Univ., Series A,
5.00%, 7/1/46 (Prerefunded 7/1/27) (5) 2,020 2,489
Dormitory Auth. of the State of New York, Teachers College,
Series A, 5.00%, 7/1/31  1,000 1,028
Dormitory Auth. of the State of New York, Teachers College,
Series B, 5.00%, 7/1/42  5,000 5,139
Dormitory Auth. of the State of New York, The New School,
Series A, 5.00%, 7/1/40  930 1,061
Dormitory Auth. of the State of New York, The New School,
Series A, 5.00%, 7/1/40 (Prerefunded 7/1/25) (5) 70 81
Dormitory Auth. of the State of New York, The New School,
Series A, 5.00%, 7/1/41  2,420 2,881
Dormitory Auth. of the State of New York, Touro College & Univ.,
5.00%, 1/1/47  4,400 5,076
Dormitory Auth. of the State of New York, Touro College & Univ.,
Series A, 5.50%, 1/1/39  65 71
Dutchess County Local Dev., Culinary Institute of America, 5.00%,
7/1/31  460 551
Dutchess County Local Dev., Culinary Institute of America, 5.00%,
7/1/36  860 1,023
Dutchess County Local Dev., Culinary Institute of America,
Series A-1, 5.00%, 7/1/41  200 226
Dutchess County Local Dev., Culinary Institute of America,
Series A-1, 5.00%, 7/1/46  300 337
East Rochester Housing Auth., Saint John's Healthcare, Series A,
5.00%, 4/20/27  2,095 2,132
Erie County IDA, 5.00%, 5/1/25  4,500 4,589
Glen Cove Local Economic Assistance, Garvies Point, Series B,
Zero Coupon, 1/1/45  1,500 603
Glen Cove Local Economic Assistance, Garvies Point, Series C,
STEP, 1/1/55  3,700 3,960

T. ROWE PRICE New York Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Haverstraw-Stony Point Central School Dist., GO, 5.00%, 10/15/34
(Prerefunded 10/15/23) (2)(5) 500 544
Haverstraw-Stony Point Central School Dist., GO, 5.00%, 10/15/35
(Prerefunded 10/15/23) (2)(5) 500 544
Haverstraw-Stony Point Central School Dist., GO, 5.00%, 10/15/36
(Prerefunded 10/15/23) (2)(5) 460 501
Hempstead Town Local Dev., Adelphi Univ. Civic Fac., 5.00%,
10/1/27  500 558
Hempstead Town Local Dev., Adelphi Univ. Civic Fac., 5.00%,
2/1/34  350 428
Hempstead Town Local Dev., Adelphi Univ. Civic Fac., 5.00%,
10/1/34  300 333
Hempstead Town Local Dev., Adelphi Univ. Civic Fac., 5.00%,
10/1/35  325 360
Hempstead Town Local Dev., Adelphi Univ. Civic Fac., 5.00%,
9/1/38  2,000 2,136
Hempstead Town Local Dev., Molloy College, 5.00%, 7/1/39  1,000 1,082
Hempstead Town Local Dev., Molloy College, 5.00%, 7/1/44  1,000 1,077
Hudson Yards Infrastructure, Series A, 4.00%, 2/15/41  2,500 3,029
Hudson Yards Infrastructure, Series A, 4.00%, 2/15/42  2,810 3,395
Hudson Yards Infrastructure, Series A, 4.00%, 2/15/43  1,000 1,206
Hudson Yards Infrastructure, Series A, 4.00%, 2/15/44  3,500 4,206
Hudson Yards Infrastructure, Series A, 5.00%, 2/15/45  2,800 3,309
Long Island Power Auth., Electric, 5.00%, 9/1/35  1,200 1,516
Long Island Power Auth., Electric, 5.00%, 9/1/37  1,190 1,497
Long Island Power Auth., Electric, 5.00%, 9/1/39  2,275 2,850
Long Island Power Auth., Electric, 5.00%, 9/1/42  1,000 1,218
Long Island Power Auth., Electric, 5.00%, 9/1/47  2,500 3,041
Long Island Power Auth., Electric, Series A, 5.00%, 9/1/34  2,675 2,995
Long Island Power Auth., Electric, Series A, 5.00%, 9/1/44  4,000 4,437
Long Island Power Auth., Electric, Series B, 5.00%, 9/1/36  940 1,080
Long Island Power Auth., Electric, Series B, 5.00%, 9/1/37  1,100 1,263
Long Island Power Auth., Electric, Series B, 5.00%, 9/1/41  1,500 1,768
Long Island Power Auth., Electric, Series B, 5.00%, 9/1/45  1,050 1,202
Madison County Capital Resource, Colgate Univ., Series A, 5.00%,
7/1/33 (Prerefunded 7/1/23) (5) 750 806
Madison County Capital Resource, Colgate Univ., Series B, 5.00%,
7/1/43  2,500 2,858
Metropolitan Transportation Auth., Series A, 5.00%, 11/15/38  3,500 3,693
Metropolitan Transportation Auth., Series B, 5.25%, 11/15/26 (2) 3,000 3,643
Metropolitan Transportation Auth., Series C-1, 5.25%, 11/15/56  2,000 2,345
Metropolitan Transportation Auth., Dedicated Tax Fund, Series A,
5.25%, 11/15/35  7,905 9,559
Metropolitan Transportation Auth., Dedicated Tax Fund,
Series A-1, VRDN, 0.03%, 11/1/31  1,400 1,400

T. ROWE PRICE New York Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Metropolitan Transportation Auth., Green Bond, Series A-1, 5.00%,
11/15/49  3,000 3,634
Metropolitan Transportation Auth., Green Bond, Series A-1, 5.25%,
11/15/56  6,160 7,119
Monroe County, GO, 5.00%, 6/1/28  600 713
Monroe County, GO, 5.00%, 6/1/29  300 356
Monroe County IDC, Rochester General Hosp., Series A, 5.00%,
12/1/37  1,890 1,967
Monroe County IDC, Rochester Regional Health Project, Series A,
4.00%, 12/1/39  1,000 1,181
Monroe County IDC, Rochester Schools Modernizatio, 5.00%,
5/1/34  1,200 1,541
Monroe County IDC, Rochester Schools Modernizatio, 5.00%,
5/1/35  500 640
Monroe County IDC, True North Rochester Preparatory Charter
School Project, 5.00%, 6/1/50 (4) 1,000 1,167
Monroe County IDC, True North Rochester Preparatory Charter
School Project, 5.00%, 6/1/59 (4) 1,075 1,248
Monroe County IDC, Univ. of Rochester Project, Series A, 4.00%,
7/1/50  3,950 4,580
Nassau County IDA, Amsterdam at Harborside, Series A, 9.00%,
1/1/41 (4) 990 990
Nassau County IDA, Amsterdam at Harborside, Series B, 5.00%,
1/1/58  2,041 1,984
Nassau County Local Economic Assistance, Catholic Health
Services of Long Island, 5.00%, 7/1/30  1,500 1,661
Nassau County Local Economic Assistance, Catholic Health
Services of Long Island, 5.00%, 7/1/31  1,200 1,327
Nassau County Local Economic Assistance, Catholic Health
Services of Long Island, 5.00%, 7/1/34  1,000 1,104
Nassau County Local Economic Assistance, South Nassau
Communities Hosp., 5.00%, 7/1/27  2,000 2,042
Nassau County Local Economic Assistance, Winthrop Univ. Hosp.
Assoc., 5.00%, 7/1/42 (Prerefunded 7/1/22) (5) 3,065 3,152
New Rochelle, Iona College, Series A, 5.00%, 7/1/34  400 450
New Rochelle, Iona College, Series A, 5.00%, 7/1/35  425 477
New Rochelle, Iona College, Series A, 5.00%, 7/1/40  1,000 1,120
New Rochelle, Iona College, Series A, 5.00%, 7/1/45  1,250 1,393
New York City, Series B-1, GO, 5.00%, 12/1/38  1,500 1,791
New York City, Series B-1, GO, 5.00%, 10/1/39  3,650 4,439
New York City, Series E-5, GO,VRDN, 0.03%, 3/1/48  1,740 1,740
New York City, Series F-1, GO, 4.00%, 3/1/47  2,000 2,347
New York City, Series I-4, GO,VRDN, 0.03%, 4/1/36  100 100
New York City, Series J, GO, 5.00%, 8/1/33  2,500 2,790
New York City Housing Dev., Series H, VRDN, 0.12%, 11/1/51
(Tender 3/15/22)  1,900 1,897
New York City IDA, Yankee Stadium Project, 4.00%, 3/1/45 (2) 2,500 2,889

T. ROWE PRICE New York Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
New York City Transitional Fin. Auth., Building Aid, Series S-1,
5.00%, 7/15/33  4,000 4,117
New York City Transitional Fin. Auth., Building Aid, Series S-1,
5.00%, 7/15/45  5,000 6,152
New York City Transitional Fin. Auth., Building Aid, Series S-2,
5.00%, 7/15/34  2,000 2,440
New York City Transitional Fin. Auth., Future Tax, Series A, 5.00%,
2/1/43  4,470 5,351
New York City Transitional Fin. Auth., Future Tax, Series A-3,
5.00%, 8/1/40  2,660 3,243
New York City Transitional Fin. Auth., Future Tax, Series C-1,
4.00%, 11/1/40  3,195 3,749
New York City Transitional Fin. Auth., Future Tax, Series E-3,
VRDN, 0.04%, 2/1/45  1,100 1,100
New York City Transitional Fin. Auth., Future Tax, Series I, 5.00%,
5/1/33  5,110 5,441
New York City Water & Sewer System, Series AA, 4.00%, 6/15/40  2,000 2,378
New York City Water & Sewer System, Series AA-1, 4.00%,
6/15/50  6,000 7,074
New York City Water & Sewer System, Series DD-1, 5.00%,
6/15/49  2,500 3,101
New York City Water & Sewer System, Series DD-3A, VRDN,
0.02%, 6/15/43  2,650 2,650
New York City Water & Sewer System, Series FF, 5.00%, 6/15/33  2,360 2,421
New York Convention Center Dev., Hotel Unit Fee, 5.00%,
11/15/35  4,000 4,607
New York Convention Center Dev., Hotel Unit Fee, 5.00%,
11/15/40  5,495 6,283
New York Convention Center Dev., Hotel Unit Fee, Series B, 5.00%,
11/15/24  200 224
New York Dormitory Auth., Garnet Health Medical Center, 5.00%,
12/1/31 (4) 1,000 1,196
New York Liberty Dev., 3 World Trade Center, Class 1, 5.00%,
11/15/44 (4) 3,300 3,603
New York Liberty Dev., 3 World Trade Center, Class 2, 5.15%,
11/15/34 (4) 1,250 1,389
New York Liberty Dev., Bank of America Tower at One Bryant Park,
Class 2, 2.625%, 9/15/69  1,550 1,604
New York Liberty Dev., Bank of America Tower at One Bryant Park,
Class 3, 2.80%, 9/15/69  1,625 1,682
New York Liberty Dev., Goldman Sachs Headquarters, 5.25%,
10/1/35  4,285 6,056
New York Mortgage Agency, Series 239, 3.25%, 10/1/51  1,000 1,100
New York State Bridge Auth., Series A, 4.00%, 1/1/46  1,225 1,457
New York State Bridge Auth., Series A, 4.00%, 1/1/51  1,735 2,053
New York State Thruway Auth., Series A, 4.00%, 1/1/51  1,500 1,637
New York State Thruway Auth., Series A, 5.00%, 3/15/33  1,390 1,473

T. ROWE PRICE New York Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
New York State Thruway Auth., Series A, 5.25%, 1/1/56  3,230 3,767
New York State Thruway Auth., Series B, 4.00%, 1/1/45 (2) 2,000 2,325
New York State Thruway Auth., Series B, 4.00%, 1/1/45  1,100 1,270
New York State Thruway Auth., Series J, 5.00%, 1/1/41  2,000 2,175
New York State Thruway Auth., Series O, 4.00%, 1/1/41  5,000 6,004
New York State Urban Dev., Series A, 4.00%, 3/15/38  2,500 3,045
New York State Urban Dev., Personal Income Tax, Series A, 4.00%,
3/15/45  3,000 3,521
New York State Urban Dev., Personal Income Tax, Series A, 5.00%,
3/15/38  3,000 3,460
New York Transportation Dev., American Airlines, 2.25%,
8/1/26 (1) 625 647
New York Transportation Dev., American Airlines, 5.00%,
8/1/31 (1) 3,250 3,257
New York Transportation Dev., Delta Airlines, LaGuardia Airport,
5.00%, 1/1/36 (1) 2,250 2,685
New York Transportation Dev., Delta Airlines, LaGuardia Airport,
5.00%, 10/1/40 (1) 2,500 3,071
New York Transportation Dev., JFK Int'l. Airport, 5.25%, 8/1/31 (1) 470 561
New York Transportation Dev., JFK Int'l. Airport, 5.375%, 8/1/36 (1) 750 944
New York Transportation Dev., JFK Int'l. Airport, Series A, 4.00%,
12/1/42 (1) 500 567
New York Transportation Dev., JFK Int'l. Airport, Series A, 5.00%,
12/1/34 (1) 1,500 1,894
New York Transportation Dev., JFK Int'l. Airport, Series A, 5.00%,
12/1/37 (1) 500 626
Niagara Frontier Transportation Auth., Buffalo Niagara Int'l. Airport,
Series A, 5.00%, 4/1/28 (1) 625 687
Niagara Frontier Transportation Auth., Buffalo Niagara Int'l. Airport,
Series A, 5.00%, 4/1/29 (1) 1,785 1,962
Niagara Frontier Transportation Auth., Buffalo Niagara Int'l. Airport,
Series A, 5.00%, 4/1/31 (1) 270 336
Niagara Frontier Transportation Auth., Buffalo Niagara Int'l. Airport,
Series A, 5.00%, 4/1/32 (1) 300 372
Niagara Frontier Transportation Auth., Buffalo Niagara Int'l. Airport,
Series A, 5.00%, 4/1/33 (1) 300 372
Oneida County Local Dev., Hamilton College Project, 5.00%,
7/1/51  2,000 3,147
Oneida County Local Dev., Mohawk Valley Health System,
Series A, 4.00%, 12/1/49 (2) 2,000 2,269
Onondaga Civic Dev., Le Moyne College, 4.00%, 7/1/39 (3) 450 506
Onondaga Civic Dev., Le Moyne College, 4.00%, 7/1/42 (3) 525 588
Onondaga Civic Dev., Le Moyne College, Series B, 4.00%, 7/1/37  175 201
Onondaga Civic Dev., Le Moyne College, Series B, 4.00%, 7/1/38  155 178
Onondaga Civic Dev., Le Moyne College, Series B, 4.00%, 7/1/40  450 514
Onondaga Civic Dev., Upstate Properties Dev., 5.25%, 12/1/41
(Prerefunded 12/1/21) (5) 3,000 3,000

T. ROWE PRICE New York Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Onondaga County Trust for Cultural Resources, Syracuse Univ.,
4.00%, 12/1/47  2,500 2,940
Port Auth. of New York & New Jersey, Series 093, 6.125%, 6/1/94  2,000 2,241
Port Auth. of New York & New Jersey, Series 178, 5.00%,
12/1/38 (1) 2,000 2,164
Port Auth. of New York & New Jersey, Series 198, 5.25%, 11/15/56  1,535 1,837
Port Auth. of New York & New Jersey, Series 207, 5.00%,
9/15/35 (1) 2,500 3,035
Port Auth. of New York & New Jersey, Series 207, 5.00%,
9/15/48 (1) 2,500 2,978
Saratoga County Capital Resource, Skidmore College, 5.00%,
7/1/43  680 831
Saratoga County Capital Resource, Skidmore College, 5.00%,
7/1/48  1,000 1,211
Saratoga County Water Auth., 4.00%, 9/1/48  2,460 2,739
Schenectady County Capital Resource, Union College, 5.00%,
1/1/40  1,000 1,192
Schenectady County Capital Resource, Union College, 5.00%,
1/1/47  4,460 5,290
Suffolk County, Series A, GO, 5.00%, 2/1/26 (2) 5,000 5,882
Suffolk County Economic Dev., Peconic Landing, 5.00%, 12/1/34  410 477
Suffolk County Economic Dev., Peconic Landing, 5.00%, 12/1/40  1,500 1,730
Suffolk County Economic Dev., Saint Johnland Assisted Living,
5.375%, 11/1/54 (4) 1,275 1,317
Suffolk Tobacco Asset Securitization, Tobacco Industry, Series B,
5.00%, 6/1/23 (Prerefunded 6/1/22) (5) 500 512
Suffolk Tobacco Asset Securitization, Tobacco Industry, Series B,
5.00%, 6/1/24 (Prerefunded 6/1/22) (5) 710 727
Suffolk Tobacco Asset Securitization, Tobacco Industry, Series B,
5.00%, 6/1/25 (Prerefunded 6/1/22) (5) 500 512
Suffolk Tobacco Asset Securitization, Tobacco Industry, Series B,
5.00%, 6/1/32 (Prerefunded 6/1/22) (5) 750 768
Triborough Bridge & Tunnel Auth., Series 2005B, VRDN, 0.02%,
1/1/31  170 170
Triborough Bridge & Tunnel Auth., Series A, 5.00%, 11/15/29  1,545 1,647
Triborough Bridge & Tunnel Auth., Series A-1, 5.00%, 5/15/51  4,000 5,127
Triborough Bridge & Tunnel Auth., Series B, 5.00%, 11/15/25  1,460 1,525
Triborough Bridge & Tunnel Auth., MTA Bridges & Tunnels,
Series A, 4.00%, 11/15/44  2,750 3,217
Triborough Bridge & Tunnel Auth., MTA Bridges & Tunnels,
Series A, 4.00%, 11/15/54  2,000 2,340
Triborough Bridge & Tunnel Auth., MTA Bridges & Tunnels,
Series C-2, 5.00%, 11/15/42  7,060 8,665
Troy Capital Resource, Rensselaer Polytechnic Institute, Series A,
4.00%, 9/1/40  1,665 1,964
Troy Capital Resource, Rensselaer Polytechnic Institute, Series A,
5.00%, 9/1/38  1,000 1,274

T. ROWE PRICE New York Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Troy Capital Resource, Rensselaer Polytechnic Institute, Series A,
5.00%, 9/1/39  1,500 1,907
Trust for Cultural Resources of New York City, Carnegie Hall,
5.00%, 12/1/37  275 349
Trust for Cultural Resources of New York City, Carnegie Hall,
5.00%, 12/1/38  250 316
Trust for Cultural Resources of New York City, Carnegie Hall,
5.00%, 12/1/39  220 277
Trust for Cultural Resources of New York City, Wildlife
Conservation Society, Series A, 5.00%, 8/1/38 (Prerefunded
8/1/23) (5) 1,000 1,079
Utility Debt Securitization Auth., 5.00%, 12/15/33  2,505 2,935
Utility Debt Securitization Auth., Series A, 5.00%, 12/15/34  2,940 3,475
Utility Debt Securitization Auth., Series B, 5.00%, 12/15/34  2,685 3,174
Westchester County Local Dev., Miriam Osborn Memorial Home
Project, 5.00%, 7/1/34  200 226
Westchester County Local Dev., Miriam Osborn Memorial Home
Project, 5.00%, 7/1/42  450 505
Westchester County Local Dev., Pace Univ., Series A, 5.00%,
5/1/34  870 947
Westchester County Local Dev., Pace Univ., Series A, 5.50%,
5/1/42  1,130 1,244
Westchester County Local Dev., Purchase Housing II Project,
5.00%, 6/1/30  425 493
Westchester County Local Dev., Purchase Housing II Project,
5.00%, 6/1/37  1,000 1,139
Western Nassau County Water Auth., Series A, 5.00%, 4/1/40
(Prerefunded 4/1/25) (5) 1,000 1,152
Yonkers Economic Dev., Charter School Education Excellence
Project, Series A, 5.00%, 10/15/39  420 493
Yonkers Economic Dev., Charter School Education Excellence
Project, Series A, 5.00%, 10/15/49  1,345 1,553
Yonkers Economic Dev., Charter School Education Excellence
Project, Series A, 5.00%, 10/15/54  430 495
508,202
PUERTO RICO 3.2%
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.00%, 7/1/33 (3)(4) 430 530
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.00%, 7/1/35 (4) 1,290 1,575
Puerto Rico Commonwealth, Public Improvement, Series A, GO,
5.00%, 7/1/19 (7)(8) 1,000 987
Puerto Rico Commonwealth, Public Improvement, Series A, GO,
5.00%, 7/1/41 (7)(8) 1,805 1,620
Puerto Rico Commonwealth, Public Improvement, Series A, GO,
8.00%, 7/1/35 (7)(8) 850 744

T. ROWE PRICE New York Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Puerto Rico Commonwealth, Public Improvement, Series B, GO,
5.75%, 7/1/38 (7)(8) 1,310 1,271
Puerto Rico Commonwealth, Public Improvement, Series B, GO,
6.50%, 7/1/37 (7)(8) 905 911
Puerto Rico Electric Power Auth., Series A-RSA-1, 5.05%,
7/1/42 (7)(8) 30 29
Puerto Rico Electric Power Auth., Series CCC-RSA-1, 5.00%,
7/1/27 (7)(8) 20 20
Puerto Rico Electric Power Auth., Series CCC-RSA-1, 5.25%,
7/1/27 (7)(8) 160 158
Puerto Rico Electric Power Auth., Series CCC-RSA-1, 5.25%,
7/1/28 (7)(8) 45 44
Puerto Rico Electric Power Auth., Series TT-RSA-1, 5.00%,
7/1/20 (7)(8) 55 53
Puerto Rico Electric Power Auth., Series TT-RSA-1, 5.00%,
7/1/24 (7)(8) 220 216
Puerto Rico Electric Power Auth., Series TT-RSA-1, 5.00%,
7/1/25 (7)(8) 75 74
Puerto Rico Electric Power Auth., Series TT-RSA-1, 5.00%,
7/1/26 (7)(8) 90 88
Puerto Rico Electric Power Auth., Series TT-RSA-1, 5.00%,
7/1/27 (7)(8) 10 10
Puerto Rico Electric Power Auth., Series TT-RSA-1, 5.00%,
7/1/37 (7)(8) 810 796
Puerto Rico Electric Power Auth., Series WW-RSA-1, 5.00%,
7/1/28 (7)(8) 185 182
Puerto Rico Electric Power Auth., Series WW-RSA-1, 5.25%,
7/1/33 (7)(8) 55 54
Puerto Rico Electric Power Auth., Series WW-RSA-1, 5.50%,
7/1/18 (7)(8) 50 48
Puerto Rico Electric Power Auth., Series XX-RSA-1, 5.25%,
7/1/27 (7)(8) 20 20
Puerto Rico Electric Power Auth., Series XX-RSA-1, 5.25%,
7/1/40 (7)(8) 55 54
Puerto Rico Electric Power Auth., Series XX-RSA-1, 5.75%,
7/1/36 (7)(8) 45 45
Puerto Rico Electric Power Auth., Series ZZ-RSA-1, 3.70%,
7/1/17 (7)(8) 15 14
Puerto Rico Electric Power Auth., Series ZZ-RSA-1, 5.00%,
7/1/17 (7)(8) 25 24
Puerto Rico Electric Power Auth., Series ZZ-RSA-1, 5.00%,
7/1/28 (7)(8) 20 20
Puerto Rico Electric Power Auth., Series ZZ-RSA-1, 5.25%,
7/1/19 (7)(8) 175 169
Puerto Rico Electric Power Auth., Series ZZ-RSA-1, 5.25%,
7/1/23 (7)(8) 50 49

T. ROWE PRICE New York Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Puerto Rico Electric Power Auth., Series ZZ-RSA-1, 5.25%,
7/1/24 (7)(8) 20 20
Puerto Rico Sales Tax Fin., Restructured, Series A-1, 5.00%,
7/1/58  1,000 1,145
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/27  3,000 2,742
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/31  515 413
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/33  1,333 996
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/46  5,475 1,824
16,945
VIRGIN ISLANDS 0.1%
Virgin Islands PFA, Matching Fund, Diageo, Series A, 6.75%,
10/1/37  800 807
807
Total Investments in Securities 99.7%
(Cost $494,979) $ 528,444
Other Assets Less Liabilities 0.3% 1,459
Net Assets 100.0% $ 529,903
‡ Par is denominated in U.S. dollars unless otherwise noted.
(1) Interest subject to alternative minimum tax.
(2) Insured by Assured Guaranty Municipal Corporation
(3) When-issued security
(4) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to
$24,821 and represents 4.7% of net assets.
(5) Prerefunded date is used in determining portfolio maturity.
(6) Insured by National Public Finance Guarantee Corporation
(7) Issuer is currently in a bankruptcy reorganization proceeding; the amount and timing of future distributions is uncertain.
(8) Non-income producing
GO General Obligation
IDA Industrial Development Authority/Agency
IDC Industrial Development Corporation
PFA Public Finance Authority/Agency
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.

T. ROWE PRICE New York Tax-Free Bond Fund

The accompanying notes are an integral part of this Portfolio of Investments.
.
.
.
.
.
.
.
.
.
.
VRDN Variable Rate Demand Note under which the holder has the right to sell the security to the issuer or the issuer’s agent at a predetermined price on specified dates; such specified dates are considered the effective maturity for purposes of the fund’s weighted average maturity; rate shown is effective rate at period-end and maturity date shown is final maturity. Certain VRDN rates are not based on a published reference rate and spread but may adjust periodically.

T. ROWE PRICE New York Tax-Free Bond Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price New York Tax-Free Bond Fund  (the fund) is registered under the
Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The
accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s  most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation
Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with
GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments, including those which cannot be valued in accordance with normal procedures or using pricing vendors; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions;
evaluates the services and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

T. ROWE PRICE New York Tax-Free Bond Fund

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the fund’s own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-counter
(OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments for which market quotations or market-based valuations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Committee, in accordance with fair valuation policies and procedures.
The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the
Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples;

T. ROWE PRICE New York Tax-Free Bond Fund

a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the investment. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the
Valuation Committee could differ from those of other market participants.
Valuation Inputs   On November 30, 2021, all of the fund’s financial instruments were classified as Level 2, based on the inputs used to determine their fair values.
F74-054Q3 11/21